Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 854	$ 1,212	$ 24,494
Short-term investments			6,621
Accounts receivable, net	5,394	3,723	9,583
Inventories, net	38,417	49,953	60,816
Contract assets	1,448	500	7,510
Prepaid expenses and other current assets	2,783	2,336	4,000
Total current assets	48,896	57,724	113,024
Property and equipment, net	15,201	14,270	16,326
Equipment subject to operating lease, net	3,020	3,673	6,667
Other assets	11,441	13,513	17,782
Total assets	78,558	89,180	153,799
Current liabilities:
Accounts payable	14,853	18,538	15,854
Accrued expenses and other current liabilities	4,263	3,511	6,491
Debt – current portion	16,913	5,666	21,191
Contract liabilities	6,712	10,285	5,135
Total current liabilities	42,741	38,000	48,671
Long-term debt – less current portion	5,562		11,941
Contingent earnout liabilities	11	11	1,456
Warrant liabilities	13	2,167	11,835
Other noncurrent liabilities	8,696	9,338	11,556
Total liabilities	57,023	49,516	85,459
Commitments and contingencies (Note 13)
Stockholders’ equity:
Common stock, $0.00001 par value - 500,000,000 shares authorized at June 30, 2025 and December 31, 2024, respectively, 14,067,416 and 12,993,962 shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively	4	4	2
Additional paid-in capital	491,032	469,994	425,471
Accumulated other comprehensive loss			(96)
Accumulated deficit	(469,501)	(430,334)	(357,037)
Total stockholders’ equity	21,535	39,664	68,340
Total liabilities and stockholders’ equity	$ 78,558	$ 89,180	$ 153,799